FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 10. FAIR VALUE MEASUREMENTS

Assets and liabilities recorded at fair value on a recurring basis in the balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market.

When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

●	Level 1 inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

●	Level 2 inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

●	Level 3 inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

An asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The Company has various liabilities which it has elected the fair value option under FASB ASC 825, “Financial Instruments”. These liabilities are classified as Level 3 due to the use of unobservable inputs in the valuation of the liabilities. Gains and losses from the remeasurement of these liabilities are recorded in other income (expense) within the condensed consolidated statements of operations.

The following table sets forth the fair value of the Company’s financial assets and liabilities by level within the fair value hierarchy as of June 30, 2026.

	At June 30, 2026
	Level 1	Level 2	Level 3	Total
Liabilities:
Note payable (Note 7)	$-	$-	$3,626,977	$3,626,977
CCS Note (Note 7)	-	-	5,125,000	5,125,000
Public Warrants	-	-	4,531,000	4,531,000
Private Placement Warrants	-	-	2,522,675	2,522,675
New Warrants			43,651	43,651
Note payable – Polar (Note 7)	-	-	1,845,636	1,845,636
Total liabilities	$-	$-	$17,694,939	$17,694,939

The following table sets forth the fair value of the Company’s financial assets and liabilities by level within the fair value hierarchy as of December 31, 2025.

	At December 31, 2025
	Level 1	Level 2	Level 3	Total
Liabilities:
Note payable (Note 7)	$-	$-	$3,323,407	$3,323,407
CCS Note (Note 7)	-	-	5,220,666	5,220,666
Public Warrants	-	-	483,000	483,000
Private Placement Warrants	-	-	268,800	268,800
Note payable – Polar (Note 7)	-	-	1,438,609	1,438,609
Total liabilities	$-	$-	$10,734,482	$10,734,482

As of June 30, 2026, the notes measured at fair value and carrying value within Notes payable, current portion, on the consolidated balance sheets was $10,597,339 and $124,245,105, respectively. As of December 31, 2025, the notes measured at fair value and carrying value within Notes payable, current portion on the consolidated balance sheets was $9,982,682 and $111,932,931, respectively.

The following table summarizes the changes in fair value of the Company’s liabilities measured using Level 3 inputs for the:

	Six Months Ended June 30, 2026
	Beginning	Acquisitions &		Change in
	Balance	Issuances	Payments	Fair Value	Ending Balance
Note payable (Note 7)	$3,323,407	$1,200,000	$(847,624)	$(48,806)	$3,626,977
CCS Note (Note 7)	5,220,666	-	-	(95,666)	5,125,000
Public Warrants	483,000	-	-	4,048,000	4,531,000
Private Placement Warrants	268,800	-	-	2,253,875	2,522,675
New Warrants	-	33,702	-	9,949	43,651
Note payable – Polar (Note 7)	1,438,609	-	-	407,027	1,845,636
Total	$10,734,482	$1,233,702	$(847,624)	$6,574,379	$17,694,939

The following table summarizes the changes in fair value of the Company’s liabilities measured using Level 3 inputs for the:

	Year Ended December 31, 2025
	Beginning	Acquisitions		Change in	Ending
	Balance	& Issuances	Payments	Fair Value	Balance
Note payable (Note 7)	$-	$2,788,000	$(37,740)	$535,407	$3,323,407
CCS Note (Note 7)	-	4,796,223	-	424,443	5,220,666
Loan payable to related party (Note 9)	-	10,311,423	(10,214,709)	(96,714)	-
Public Warrants	-	121,900,000	-	(121,417,000)	483,000
Private Placement Warrants	-	88,768,000	-	(88,499,200)	268,800
Note payable – Polar (Note 7)	-	6,480,632	-	(5,042,024)	1,438,609
Total	$-	$235,044,278	$(10,252,449)	$(214,095,088)	$10,734,482

The fair value of the Company’s liabilities recorded under the fair value option was estimated using Level 3 fair value measurements. The significant inputs to the calculation of the fair value of liabilities recorded under the fair value option as of June 30, 2026, were as follows:

	Three Months Ended June 30, 2026
	Note Payable(1)	CCS Note(1)
Valuation Inputs:
Expected term (in years)	1.50	1.50
Risk-adjusted discount rate	13.90% - 16.95%	13.90%

(1)	Fair value was estimated using a discounted cash flow model, which applies a risk-adjusted discount rate to projected future cash flows. The valuation involves significant judgement in determining key inputs such as forecasted revenue growth, margin expectations and discount rates.

The fair value of the Company’s liabilities recorded under the fair value option was estimated using Level 3 fair value measurements. The significant inputs to the calculation of the fair value of liabilities recorded under the fair value option as of December 31, 2025, were as follows:

	Year Ended December 31, 2025
			Loan Payable to
	Note Payable(1)	CCS Note(1)	Related Party(1)
Valuation Inputs:
Expected term (in years)	0.25 - 1.00	1.25 - 1.00	0.25 - 1.00
Risk-adjusted discount rate	11.89%	11.96% - 16.95%	11.89% - 17.38%

(1)	Fair value was estimated using a discounted cash flow model, which applies a risk-adjusted discount rate to projected future cash flows. The valuation involves significant judgement in determining key inputs such as forecasted revenue growth, margin expectations and discount rates.

Public Warrants

At June 30, 2026, the Company valued the Public Warrants using the Black Scholes Merton valuation model, which is a Level 3 fair value measurement in the fair value hierarchy under ASC 820. For the three months ended June 30, 2026 and 2025, the Company recognized a loss of $1,115,500 and $119,830,000, respectively, related to the remeasurement of the Public Warrant liabilities. For the six months ended June 30, 2026 and 2025, the Company recognized a loss of $4,048,000 and a loss of $119,830,000, respectively, related to the remeasurement of the Public Warrant liabilities. Changes in the fair value of Public Warrants are recognized in the consolidated statements of operations within “Change in fair value of warrant liabilities.”

The key inputs into the models for the Public Warrants at June 30, 2026, were as follows:

Input	June 30, 2026

Warrant exercise price	$11.50
Risk-free rate	4.169%
Dividend yield	0.00%
Expected term (years)	3.9333
Expected volatility	223.44%
Class A common stock price	$0.440

Private Placement Warrants

At June 30, 2026, the Company valued the Private Placement Warrants using the Black Scholes Merton valuation model, which is a Level 3 fair value measurement. Due to the use of unobservable inputs and management judgment, the fair value measurement of Private Placement Warrants is classified as Level 3 in the fair value hierarchy under ASC 820. Changes in the fair value of Private Placement Warrants are recognized in the consolidated statements of operations within “Change in fair value of warrant liabilities.”

For the three month period ended June 30, 2026 and 2025, the Company recognized a loss of $621,875 and $86,336,000, respectively, related to the remeasurement of Private Placement Warrant liabilities. For the six month period ended June 30, 2026 and 2025, the Company recognized a loss of $2,253,875 and $86,336,000, respectively, related to the remeasurement of Private Placement Warrant liabilities.

The key inputs into the models for the Private Placement Warrants were as follows:

Input	June 30, 2026

Warrant exercise price	$11.50
Risk-free rate	4.169%
Dividend yield	0.00%
Expected term (years)	3.9333
Expected volatility	223.44%
Class A common stock price	$0.440

New Warrants

On June 12, 2026, the Company issued 100,000 warrants, (“New Warrants”) with an exercise price of $0.21 with a five-year term expiring June 12, 2031. On the date of their issuance, the closing price of the Company stock was $0.34. The Company initially valued the warrants at $33,702 using the Black Scholes Merton valuation model. At June 30, 2026, the Company valued the warrants at $44,651. The Company recorded a gain in fair value of $9,949 at June 30, 2026 related to the remeasurement of the New Warrants.

Input	June 30, 2026

Warrant exercise price	$0.21
Risk-free rate	4.190%
Dividend yield	0.00%
Expected term (years)	4.9500
Expected volatility	223.44%
Class A common stock price	$0.440

Note Payable - Polar

Initially, the Note Payable - Polar was valued using a Monte Carlo simulation model. Subsequently, for December 31, 2025, the Company valued the Note Payable – Polar using the Black Scholes Merton model. For the three and six-month period ending June 30, 2026 , the Company recognized a gain of $365,345 and $407,027, respectively, related to the remeasurement of the Polar note payable.

The key inputs into the model for the Note Payable – Polar were as follows:

Input	June 30, 2026

Risk-free rate	4.06%
Expected term (years)	1.50
Expected volatility	223.44%
Class A common stock price	$0.44

Nonrecurring Fair Value Measurements

On May 30, 2025, New XCF, Legacy XCF, Randall Soule, and Helena Global Investment Opportunities I Ltd. (“Helena”) entered into an unsecured promissory note with a gross principal amount of $2.0 million and $0.4 million of interest (the “Helena Note”). In connection with the Helena Note, Mr. Soule transferred 2,840,000 shares of Legacy XCF common stock to Helena (the “Advanced Shares”). The Helena Note is satisfied with Helena’s receipt of an aggregate of $2.4 million from net proceeds from the sale of the Advanced Shares. Any excess Advanced Shares are required to be returned by Helena, and any shortfall remains payable by New XCF.

Simultaneously, the Company entered into a side letter agreement with Mr. Soule (the “Side Letter Forward”), pursuant to which the Company agreed to issue Mr. Soule 2,840,000 replacement shares in exchange for his transfer of the Advanced Shares to Helena. The Side Letter Forward was accounted for as a derivative asset and initially recorded at fair value, classified as a Level 3 instrument within the fair value hierarchy. The Company uses the intrinsic value method to estimate the fair value of the derivative asset because the contract’s settlement is based on the fair value of underlying equity instruments. The intrinsic value of the derivative asset is calculated as the difference between the shares expected to be received by the Company and the shares to settle the Helena Note, multiplied by the price per share on a scenario-based method using the business combination share price.

In July 2025, the Company received aggregate cash proceeds of $2,249,381 from Helena related to the remaining Advanced Shares, and Helena’s obligation to return those shares was waived.

NOTE 10. FAIR VALUE MEASUREMENTS

Assets and liabilities recorded at fair value on a recurring basis in the balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market.

When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

●	Level 1 inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

●	Level 2 inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

●	Level 3 inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

An asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The Company has various liabilities which it has elected the fair value option under FASB ASC 825, “Financial Instruments”. These liabilities are classified as Level 3 due to the use of unobservable inputs in the valuation of the liabilities. Gains and losses from the remeasurement of these liabilities are recorded in other income (expense) within the condensed consolidated statements of operations.

The following table sets forth the fair value of the Company’s financial assets and liabilities by level within the fair value hierarchy as of December 31, 2025. There were no financial assets and liabilities recorded at fair value as of December 31, 2024.

	At December 31, 2025
	Level 1	Level 2	Level 3	Total
Liabilities:
Note payable (Note 7)	$-	$-	$3,323,407	$3,323,407
CCS Note (Note 7)	-	-	5,220,666	5,220,666
Public Warrants	-	-	483,000	483,000
Private Placement Warrants	-	-	268,800	268,800
Note payable – Polar (Note 7)	-	-	1,438,609	1,438,609
Total liabilities	$-	$-	$10,734,481	$10,734,481

As of December 31, 2025, the notes measured at fair value and carrying value within Notes payable, current portion on the consolidated balance sheets was $9,982,682 and $111,932,931, respectively. There were no items measured at fair value during the year ended December 31, 2024.

The following table summarizes the changes in fair value of the Company’s liabilities measured using Level 3 inputs for the year ended December 31, 2025:

	Year Ended December 31, 2025
	Beginning Balance	Acquisitions & Issuances	Payments	Change in Fair Value	Ending Balance
Note payable (Note 7)	$–	$2,788,000	$(37,740)	$535,407	$3,323,407
CCS Note (Note 7)	–	4,796,223	–	424,443	5,220,666
Loan payable to related party (Note 9)	–	10,311,423	(10,214,709)	(96,714)	–
Public Warrants	–	121,900,000	–	(121,417,000)	483,000
Private Placement Warrants	–	88,768,000	–	(88,499,200)	268,800
Note payable – Polar (Note 7)	–	6,480,632	–	(5,042,024)	1,438,609
Total	$–	$235,044,278	$(10,252,449)	$(214,057,348)	$10,734,481

The fair value of the Company’s liabilities recorded under the fair value option was estimated using Level 3 fair value measurements. The significant inputs to the calculation of the fair value of liabilities recorded under the fair value option at issuance and December 31, 2025, were as follows:

	Year Ended December 31, 2025
	Note Payable(1)	CCS Note(1)	Loan Payable to Related Party(1)
Valuation Inputs:
Expected term (in years)	0.25 – 1.00	1.25 – 1.00	0.25 – 1.00
Risk-adjusted discount rate	11.89%	11.96% - 16.95%	11.89% - 17.38%

(1)	Fair value was estimated using a discounted cash flow model, which applies a risk-adjusted discount rate to projected future cash flows. The valuation involves significant judgement in determining key inputs such as forecasted revenue growth, margin expectations and discount rates.

Public Warrants

The Company initially valued the Public Warrants using a Monte Carlo simulation model, which is a Level 3 fair value measurement. Due to the use of unobservable inputs and management judgment, the fair value measurement of Public Warrants is classified as Level 3 in the fair value hierarchy under ASC 820. Changes in the fair value of Public Warrants are recognized in the consolidated statements of operations within “Change in fair value of warrant liabilities.”

At December 31, 2025, the Company valued the Public Warrants using the Black Scholes Merton valuation model, which is a Level 3 fair value measurement. For the period ended December 31, 2025, the Company recognized a loss of $121,417,000 related to the remeasurement of the Public Warrant liabilities.

The key inputs into the models for the Public Warrants at December 31, 2025, were as follows:

Input	December 31, 2025

Warrant exercise price	$11.50
Risk-free rate	3.67%
Dividend yield	0.00%
Expected term (years)	4.4
Expected volatility	100.58%
Class A common stock price	$0.27

Private Placement Warrants

The Company initially valued the Private Placement Warrants using the Monte Carlo simulation model, which is a Level 3 fair value measurement. Due to the use of unobservable inputs and management judgment, the fair value measurement of Private Placement Warrants is classified as Level 3 in the fair value hierarchy under ASC 820. Changes in the fair value of Private Placement Warrants are recognized in the consolidated statements of operations within “Change in fair value of warrant liabilities.”

At December 31 2025, the Company valued the Private Placement Warrants using the Black Scholes Merton valuation model, which is a Level 3 fair value measurement. For the period ended December 31, 2025, the Company recognized a loss of $88,499,200 related to the remeasurement of Private Placement Warrant liabilities.

The key inputs into the models for the Private Placement Warrants were as follows:

Input	December 31, 2025

Warrant exercise price	$11.50
Risk-free rate	3.67%
Dividend yield	0.00%
Expected term (years)	4.4
Expected volatility	100.58%
Class A common stock price	$0.27

Note Payable - Polar

Initially, the Note Payable - Polar was valued using a Monte Carlo simulation model. Subsequently, for December 31, 2025, the Company valued the Note Payable – Polar using the Black Scholes Merton model. For the year ended December 31, 2025, the Company recognized a gain of $5,042,023 related to the remeasurement of the Polar note payable.

The key inputs into the model for the Note Payable – Polar were as follows:

Input	December 31, 2025

Risk-free rate	3.48%
Expected term (years)	1.0
Class A common stock price	$0.27

The carrying value of the Company’s cash and cash equivalents, restricted cash, accounts receivable, related party receivable, accounts payable, professional fees payable, related party payables, and accrued expenses approximate their fair value because of the short-term nature of these financial instruments.

Nonrecurring Fair Value Measurements

On May 30, 2025, New XCF, Legacy XCF, Randall Soule, and Helena Global Investment Opportunities I Ltd. (“Helena”) entered into an unsecured promissory note with a gross principal amount of $2.0 million and $0.4 million of interest (the “Helena Note”). In connection with the Helena Note, Mr. Soule transferred 2,840,000 shares of Legacy XCF common stock to Helena (the “Advanced Shares”). The Helena Note is satisfied upon Helena’s receipt of an aggregate of $2.4 million from net proceeds from the sale of the Advanced Shares. Any excess Advanced Shares are required to be returned by Helena, and any shortfall remains payable by New XCF.

Simultaneously, the Company entered into a side letter agreement with Mr. Soule (the “Side Letter Forward”), pursuant to which the Company agreed to issue Mr. Soule 2,840,000 replacement shares in exchange for his transfer of the Advanced Shares to Helena. The Side Letter Forward was accounted for as a derivative asset and initially recorded at fair value, classified as a Level 3 instrument within the fair value hierarchy. The Company uses the intrinsic value method to estimate the fair value of the derivative asset because the contract’s settlement is based on the fair value of underlying equity instruments. The intrinsic value of the derivative asset is calculated as the difference between the shares expected to be received by the Company and the shares to settle the Helena Note, multiplied by the price per share on a scenario based method using the business combination share price.

In July 2025, the Company received aggregate cash proceeds of $2,249,381 from Helena related to the remaining Advanced Shares, and Helena’s obligation to return those shares was waived. The derivative asset was subsequently remeasured and settled, resulting in a realized gain and unrealized loss recognized in the consolidated statements of operations of $1,316,827 and $16,156,071, respectively, for the year ended December 31, 2025.